Average Annual Total Returns - SA Morgan Stanley International Equities Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) 5 Years	MSCI EAFE® Index (net) 10 Years
Total	11.50%	7.24%	4.64%	11.37%	7.09%	4.49%	11.31%	6.98%	4.38%	7.82%	7.45%	5.51%